Loans Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2025
Loans Receivable, Net [Abstract]
Schedule of Loans Receivable Net

Loans receivable, net consisted of the following:

	March 31, 2025	September 30, 2024
	(Unaudited)
Hanning Jin(a)	$8,957	$9,262
	8,957	9,262
Less: allowance for doubtful accounts	8,957	9,262
Total loans receivable, net – noncurrent	$—	$—
Total loans receivable, net	$—	$—

(a)	On January 14, 2024, Global Mofy China renewed the interest-free loan agreement with Hanning Jin to extend the loan term of the loan receivable balance of $8,957 (or RMB65,000) for one year. In January 2025, Global Mofy China renewed the interest-free loan with Hanning Jin for one year.